Income Taxes (Details 3)	Jun. 30, 2021 USD ($)
Total [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	$ 25,041,650
2032 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	2,491,120
2027 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	627,560
2028 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	808,270
2033 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	2,077,470
2029 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	817,410
2030 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,382,860
2031 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,948,650
2034 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	2,528,580
2035 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	2,013,770
2036 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,448,930
2037 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,837,300
2038 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	2,104,660
2039 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,777,140
2040 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	1,349,840
2041 [Member]
Statement [Line Items]
Canadian operating tax losses carry-forward	$ 1,828,090